SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) Customer	Dec. 31, 2021 USD ($) Customer	Dec. 31, 2020 CNY (¥) Customer	Dec. 31, 2019 CNY (¥) Customer	Dec. 31, 2021 USD ($)
Convenience translation rate of USD1.00	6.3726				6.3726
Held-to-maturity securities	¥ 574,628,000		¥ 603,775,000
Impairment losses on long-lived assets	52,544,000	$ 8,245	0	¥ 0
Impairment losses on equity method investments	0		0	0
Revenue recognized that was included in deferred revenue balance	2,668,141,000		1,297,088,000
Remaining performance obligations	996,218,000
Remaining performance obligations, expected to be recognized over the next 12 months	986,993,000
Remaining performance obligations, expected to be recognized over the second 12 months	6,185,000
Remaining performance obligations, expected to be recognized thereafter	3,040,000
Government subsidies	9,350,000		6,941,000	¥ 310,000
Cash and cash equivalents	¥ 728,934,000		¥ 355,224,000		$ 114,386
Concentration Risk, Percentage	10.00%	10.00%	10.00%	10.00%
Available-for-sale debt investments recorded with unrealized loss	¥ 4,258,000
Available-for-sale debt investments recorded with unrealized gain			¥ 4,716,000
Goodwill impairment loss	43,300,000	$ 6,795	0	¥ 0
Capitalized Contract Cost, Impairment Loss	34,528,000
Contract costs	¥ 0		77,668,000
Operating Lease, Term	8 years				8 years
Uncertain income tax position	An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes are classified as a component of the provisions for income taxes.	An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes are classified as a component of the provisions for income taxes.
Net revenues	¥ 6,561,747,000	$ 1,029,681	7,124,744,000	2,114,855,000
Minimum [Member]
Equity method investment, ownership percentage	20.00%				20.00%
Maximum [Member]
Equity method investment, ownership percentage	50.00%				50.00%
Non-K-12 Academic Subject Tutoring Services
Net revenues			871,856,000	378,265,000
Selling and marketing expense [Member]
Capitalized contract costs amortization	¥ 212,880,000		185,787,000	156,710,000
Other Income [Member]
Value added tax exemption income			¥ 256,378,000	¥ 0
Other Expense [Member]
Value added tax exemption income	¥ 16,224,000
Small Scale VAT Payer Entities [Member] | Educational services [Member]
Value added tax rate	3.00%				3.00%
Small Scale VAT Payer Entities [Member] | Educational services [Member] | March 1, 2020 to December 31, 2021
Preferential value added tax rate	1.00%				1.00%
General VAT Payer Entities [Member] | Educational services [Member]
Value added tax rate	6.00%				6.00%
Revenue Benchmark
Number of customers whose revenue individually represent greater than 10% of the total net revenues | Customer	0	0	0	0
CNY
Cash and cash equivalents	¥ 524,298,000		¥ 151,009,000